Document and Entity Information	6 Months Ended
Jul. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Cloudera, Inc.
Entity Central Index Key	0001535379
Document Type	S-1/A
Document Period End Date	Jul. 31, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer